Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Vesting schedule
A Participant is vested in his or her Company matching contribution account with the following schedule:

Years of Vesting Service	Percent Vested

Fewer than 2 years	0%
2 years but fewer than 3 years	20%
3 years but fewer than 4 years	40%
4 years but fewer than 5 years	60%
5 years or more	100%